091-09007-fn

For Internal Use Only
Sec File No. 9-

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10047640

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Schwab ETFs

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
SCHA: Dow Jones US Small Cap Total Stock Market Index; SCHB: Dow Jones US Broad Stock Market Index; SCHG: Dow Jones US Large Cap Growth Total Stock Market Index; SCHV: Dow Jones US Large Cap Value Total Stock Market Index; SCHX: Dow Jones US Large Cap Total Stock Market Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 5 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
SCHA, SCHB, SCHG, SCHV, SCHX

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
SCHA: AMEX, ARCA, NYSE, NASDAQ; SCHB: AMEX, ARCA, NYSE, NASDAQ; SCHG: AMEX, ARCA, NYSE, NASDAQ; SCHV: AMEX, ARCA, NYSE, NASDAQ; SCHX: AMEX, ARCA, NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**22-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010